Repurchase and Resell Agreements - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2017 USD ($)
Repurchase Agreement and Resale Agreement Counterparty [Line Items]
Securities purchased under agreements to resell	₨ 50,000.0	₨ 1,019.9	$ 771.0
Securities sold under repurchase agreements, amount outstanding	₨ 0.0	₨ 306,060.0	$ 0.0
Maximum
Repurchase Agreement and Resale Agreement Counterparty [Line Items]
Securities purchased under agreements to resell, maturity (days)	14 days	14 days
Securities sold under repurchase agreements, maturity (days)	14 days	14 days